UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2025

International Bond Fund

Investor Class (RPIBX)

This semi-annual shareholder report contains important information about International Bond Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund - Investor Class	$35	0.67%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$836,506
Number of Portfolio Holdings	545

Portfolio Turnover Rate	37.6%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

United States	12.4%
Japan	9.4
United Kingdom	6.4
Canada	5.2
Czech Republic	4.8
France	4.4
Indonesia	3.8
Germany	3.8
China	3.6
Other	46.2

Top Ten Holdings (as a % of Net Assets)

Government of Japan	9.4%
Republic of Czech	4.8
United Kingdom Gilt	3.7
People's Republic of China	3.6
Republic of Indonesia	3.6
Republic of France	2.8
Government of Malaysia	2.8
Italy Buoni Poliennali Del Tesoro	2.6
Kingdom of Belgium	2.5
Deutsche Bundesrepublik	2.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F76-053 8/25

International Bond Fund

Investor Class (RPIBX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

International Bond Fund

Advisor Class (PAIBX)

This semi-annual shareholder report contains important information about International Bond Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund - Advisor Class	$57	1.09%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$836,506
Number of Portfolio Holdings	545

Portfolio Turnover Rate	37.6%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

United States	12.4%
Japan	9.4
United Kingdom	6.4
Canada	5.2
Czech Republic	4.8
France	4.4
Indonesia	3.8
Germany	3.8
China	3.6
Other	46.2

Top Ten Holdings (as a % of Net Assets)

Government of Japan	9.4%
Republic of Czech	4.8
United Kingdom Gilt	3.7
People's Republic of China	3.6
Republic of Indonesia	3.6
Republic of France	2.8
Government of Malaysia	2.8
Italy Buoni Poliennali Del Tesoro	2.6
Kingdom of Belgium	2.5
Deutsche Bundesrepublik	2.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F276-053 8/25

International Bond Fund

Advisor Class (PAIBX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

International Bond Fund

I Class (RPISX)

This semi-annual shareholder report contains important information about International Bond Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund - I Class	$28	0.54%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$836,506
Number of Portfolio Holdings	545

Portfolio Turnover Rate	37.6%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

United States	12.4%
Japan	9.4
United Kingdom	6.4
Canada	5.2
Czech Republic	4.8
France	4.4
Indonesia	3.8
Germany	3.8
China	3.6
Other	46.2

Top Ten Holdings (as a % of Net Assets)

Government of Japan	9.4%
Republic of Czech	4.8
United Kingdom Gilt	3.7
People's Republic of China	3.6
Republic of Indonesia	3.6
Republic of France	2.8
Government of Malaysia	2.8
Italy Buoni Poliennali Del Tesoro	2.6
Kingdom of Belgium	2.5
Deutsche Bundesrepublik	2.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F527-053 8/25

International Bond Fund

I Class (RPISX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

International Bond Fund

Z Class (TRLZX)

This semi-annual shareholder report contains important information about International Bond Fund (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Bond Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$836,506
Number of Portfolio Holdings	545

Portfolio Turnover Rate	37.6%

What did the fund invest in?

Geographic Allocation (as a % of Net Assets)

United States	12.4%
Japan	9.4
United Kingdom	6.4
Canada	5.2
Czech Republic	4.8
France	4.4
Indonesia	3.8
Germany	3.8
China	3.6
Other	46.2

Top Ten Holdings (as a % of Net Assets)

Government of Japan	9.4%
Republic of Czech	4.8
United Kingdom Gilt	3.7
People's Republic of China	3.6
Republic of Indonesia	3.6
Republic of France	2.8
Government of Malaysia	2.8
Italy Buoni Poliennali Del Tesoro	2.6
Kingdom of Belgium	2.5
Deutsche Bundesrepublik	2.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1255-053 8/25

International Bond Fund

Z Class (TRLZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPIBX International Bond Fund
PAIBX International Bond
Fund–
.
Advisor Class
RPISX International Bond
Fund–
.
I Class
TRLZX International Bond
Fund–
.
Z Class

T. ROWE PRICE International Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 6 .79 $ 7 .38 $ 7 .07 $ 9 .03 $ 9 .91 $ 9 .01
Investment
activities
Net investment
income
(1)(2)
0 .12 0 .23 0 .19 0 .14 0 .12 0 .13
Net realized and
unrealized gain/
loss 0 .62 ( 0 .60 ) 0 .30 ( 1 .96 ) ( 0 .83 ) 0 .90
Total from
investment
activities 0 .74 ( 0 .37 ) 0 .49 ( 1 .82 ) ( 0 .71 ) 1 .03
Distributions
Net investment
income ( 0 .12 ) — ( 0 .03 ) ( 0 .08 ) ( 0 .12 ) ( 0 .13 )
Net realized gain — — — — ( 0 .05 ) —
Tax return of
capital — ( 0 .22 ) ( 0 .15 ) ( 0 .06 ) — —
Total distributions ( 0 .12 ) ( 0 .22 ) ( 0 .18 ) ( 0 .14 ) ( 0 .17 ) ( 0 .13 )
NET ASSET
VALUE
End of period $ 7 .41 $ 6 .79 $ 7 .38 $ 7 .07 $ 9 .03 $ 9 .91

T. ROWE PRICE International Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
10 .95% ( 5 .12 ) % 7 .09% ( 20 .30 ) % ( 7 .19 ) % 11 .50%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .90%
(4)
0 .87% 0 .90% 0 .86% 0 .71% 0 .69%
Net expenses
after waivers/
payments by
Price Associates 0 .67%
(4)
0 .67% 0 .67% 0 .67% 0 .69% 0 .69%
Net investment
income 3 .47%
(4)
3 .20% 2 .69% 1 .77% 1 .31% 1 .37%
Portfolio turnover
rate 37 .6% 54 .3% 68 .1% 69 .3% 37 .9% 61 .2%
Net assets, end of
period (in millions) $214 $187 $244 $253 $478 $843
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 6 .68 $ 7 .26 $ 7 .07 $ 9 .06 $ 9 .93 $ 9 .03
Investment
activities
Net investment
income
(1)(2)
0 .11 0 .19 0 .12 0 .05 0 .09 0 .09
Net realized and
unrealized gain/
loss 0 .60 ( 0 .59 ) 0 .29 ( 1 .97 ) ( 0 .82 ) 0 .91
Total from
investment
activities 0 .71 ( 0 .40 ) 0 .41 ( 1 .92 ) ( 0 .73 ) 1 .00
Distributions
Net investment
income ( 0 .10 ) — ( 0 .03 ) ( 0 .05 ) ( 0 .09 ) ( 0 .10 )
Net realized gain — — — — ( 0 .05 ) —
Tax return of
capital — ( 0 .18 ) ( 0 .19 ) ( 0 .02 ) — —
Total distributions ( 0 .10 ) ( 0 .18 ) ( 0 .22 ) ( 0 .07 ) ( 0 .14 ) ( 0 .10 )
NET ASSET
VALUE
End of period $ 7 .29 $ 6 .68 $ 7 .26 $ 7 .07 $ 9 .06 $ 9 .93

T. ROWE PRICE International Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
10 .73% ( 5 .51 ) % 6 .04% ( 21 .25 ) % ( 7 .33 ) % 11 .14%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1 .46%
(4)
1 .36% 1 .79% 1 .75% 0 .98% 1 .01%
Net expenses
after waivers/
payments by
Price Associates 1 .09%
(4)
1 .09% 1 .65% 1 .75% 0 .98% 0 .99%
Net investment
income 3 .06%
(4)
2 .78% 1 .67% 0 .71% 0 .96% 1 .02%
Portfolio turnover
rate 37 .6% 54 .3% 68 .1% 69 .3% 37 .9% 61 .2%
Net assets, end
of period (in
thousands) $1,842 $1,286 $2,026 $3,263 $4,780 $5,396
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET
VALUE
Beginning of period $ 6 .80 $ 7 .40 $ 7 .09 $ 9 .05 $ 9 .93 $ 9 .03
Investment
activities
Net investment
income
(1)(2)
0 .13 0 .24 0 .20 0 .15 0 .13 0 .14
Net realized and
unrealized gain/
loss 0 .62 ( 0 .61 ) 0 .30 ( 1 .96 ) ( 0 .82 ) 0 .90
Total from
investment
activities 0 .75 ( 0 .37 ) 0 .50 ( 1 .81 ) ( 0 .69 ) 1 .04
Distributions
Net investment
income ( 0 .12 ) — ( 0 .03 ) ( 0 .08 ) ( 0 .14 ) ( 0 .14 )
Net realized gain — — — — ( 0 .05 ) —
Tax return of
capital — ( 0 .23 ) ( 0 .16 ) ( 0 .07 ) — —
Total distributions ( 0 .12 ) ( 0 .23 ) ( 0 .19 ) ( 0 .15 ) ( 0 .19 ) ( 0 .14 )
NET ASSET
VALUE
End of period $ 7 .43 $ 6 .80 $ 7 .40 $ 7 .09 $ 9 .05 $ 9 .93

T. ROWE PRICE International Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
11 .16% ( 5 .11 ) % 7 .22% ( 20 .14 ) % ( 7 .02 ) % 11 .66%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .56%
(4)
0 .54% 0 .57% 0 .57% 0 .53% 0 .54%
Net expenses
after waivers/
payments by
Price Associates 0 .54%
(4)
0 .54% 0 .54% 0 .54% 0 .53% 0 .54%
Net investment
income 3 .60%
(4)
3 .35% 2 .84% 1 .93% 1 .42% 1 .51%
Portfolio turnover
rate 37 .6% 54 .3% 68 .1% 69 .3% 37 .9% 61 .2%
Net assets, end
of period (in
thousands) $553,861 $473,534 $451,855 $401,030 $409,624 $386,901
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE International Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 6 .79 $ 7 .38 $ 7 .08 $ 9 .03 $ 9 .91 $ 8 .65
Investment
activities
Net investment
income
(2)(3)
0 .14 0 .27 0 .24 0 .19 0 .19 0 .14
Net realized and
unrealized gain/
loss 0 .62 ( 0 .60 ) 0 .29 ( 1 .95 ) ( 0 .83 ) 1 .26
Total from
investment
activities 0 .76 ( 0 .33 ) 0 .53 ( 1 .76 ) ( 0 .64 ) 1 .40
Distributions
Net investment
income ( 0 .14 ) — ( 0 .04 ) ( 0 .10 ) ( 0 .19 ) ( 0 .14 )
Net realized gain — — — — ( 0 .05 ) —
Tax return of
capital — ( 0 .26 ) ( 0 .19 ) ( 0 .09 ) — —
Total distributions ( 0 .14 ) ( 0 .26 ) ( 0 .23 ) ( 0 .19 ) ( 0 .24 ) ( 0 .14 )
NET ASSET
VALUE
End of period $ 7 .41 $ 6 .79 $ 7 .38 $ 7 .08 $ 9 .03 $ 9 .91

T. ROWE PRICE International Bond Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(3)(4)
11 .32% ( 4 .48 ) % 7 .66% ( 19 .65 ) % ( 6 .54 ) % 16 .34%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price
Associates
0 .54%
(5)
0 .53% 0 .56% 0 .54% 0 .52% 0 .73%
(5)
Net expenses
after waivers/
payments by
Price Associates 0 .00%
(5)
0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
(5)
Net investment
income 4 .06%
(5)
3 .83% 3 .42% 2 .45% 2 .02% 1 .94%
(5)
Portfolio turnover
rate 37 .6% 54 .3% 68 .1% 69 .3% 37 .9% 61 .2%
Net assets, end
of period (in
thousands) $67,065 $167,018 $277,541 $235,142 $374,142 $115
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE International Bond Fund
June 30, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.4%
Government Bonds 0.4%
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 2,640,000 3,300
Total Albania (Cost $2,806) 3,300
AUSTRALIA 2.5%
Corporate Bonds 0.6%
APA Infrastructure, 2.00%, 3/22/27 (EUR)  410,000 478
APA Infrastructure, 3.50%, 3/22/30 (GBP)  940,000 1,211
Brambles Finance, 4.25%, 3/22/31 (EUR)  1,430,000 1,780
Sydney Airport Finance, 4.375%, 5/3/33 (EUR)  1,355,000 1,674
5,143
Government Bonds 1.9%
Commonwealth of Australia, Series 140, 4.50%, 4/21/33  10,840,000 7,410
Commonwealth of Australia, Series 150, 3.00%, 3/21/47  4,013,000 2,020
New South Wales Treasury, Series 26, 4.00%, 5/20/26  9,397,400 6,219
15,649
Total Australia (Cost $22,703) 20,792
AUSTRIA 0.3%
Government Bonds 0.3%
Republic of Austria, 0.75%, 3/20/51 (1) 2,080,000 1,323
Republic of Austria, 3.15%, 10/20/53 (1) 1,476,000 1,602
Total Austria (Cost $2,964) 2,925
BELGIUM 2.5%
Corporate Bonds 0.0%
Anheuser-Busch InBev , 1.65%, 3/28/31  300,000 328
328
Government Bonds 2.5%
Kingdom of Belgium, Series 75, 1.00%, 6/22/31 (1) 14,681,000 15,777
Kingdom of Belgium, Series 98, 3.30%, 6/22/54 (1) 4,459,000 4,666
20,443
Total Belgium (Cost $18,896) 20,771

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
BRAZIL 2.3%
Corporate Bonds 0.3%
Klabin Austria, 5.75%, 4/3/29 (USD)  660,000 666
MercadoLibre , 3.125%, 1/14/31 (USD)  494,000 445
Raizen Fuels Finance, 6.70%, 2/25/37 (USD) (1) 1,180,000 1,159
2,270
Government Bonds 2.0%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  35,118,000 5,675
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/35  72,910,000 11,077
16,752
Total Brazil (Cost $18,552) 19,022
BULGARIA 0.8%
Government Bonds 0.8%
Republic of Bulgaria, 4.50%, 1/27/33 (EUR)  2,845,000 3,642
Republic of Bulgaria, Series 10Y, 0.375%, 9/23/30 (EUR)  277,000 289
Republic of Bulgaria, Series 9Y, 3.50%, 5/7/34 (EUR)  2,225,000 2,650
Total Bulgaria (Cost $5,846) 6,581
CANADA 4.8%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2,
4.94%, 1/25/52 (1) 1,690,000 1,216
1,216
Corporate Bonds 0.5%
Toronto-Dominion Bank, 2.551%, 8/3/27 (EUR)  400,000 472
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (2) 4,481,000 3,283
3,755
Government Bonds 3.7%
Government of Canada, 4.00%, 3/1/29  18,027,000 13,814
Government of Canada Real Return Bond, Inflation-Indexed,
Series CPI, 4.00%, 12/1/31  19,314,948 16,749

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Province of Ontario, 3.50%, 6/2/43  496,000 325
30,888
Non-U.S. Government Mortgage-Backed Securities 0.5%
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1,
3.93%, 1/12/60 (1) 2,656,353 1,947
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A2,
4.40%, 1/12/60 (1) 3,295,000 2,412
4,359
Total Canada (Cost $41,031) 40,218
CHILE 0.9%
Corporate Bonds 0.2%
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53 (USD) (1) 1,415,000 1,389
1,389
Government Bonds 0.7%
Bonos de la Tesoreria de la Republica en pesos, 5.80%,
10/1/34 (1) 4,575,000,000 4,993
Republic of Chile, 4.125%, 7/5/34 (EUR) (3) 1,100,000 1,336
6,329
Total Chile (Cost $7,377) 7,718
CHINA 3.6%
Government Bonds 3.6%
People's Republic of China, Series INBK, 2.47%, 7/25/54  30,280,000 4,714
People's Republic of China, Series INBK, 2.53%, 6/15/74  3,900,000 640
People's Republic of China, Series INBK, 2.69%, 8/15/32  60,000,000 8,976
People's Republic of China, Series INBK, 3.32%, 4/15/52  44,000,000 7,889
People's Republic of China, Series INBK, 3.53%, 10/18/51  34,000,000 6,290
People's Republic of China, Series INBK, 4.00%, 6/24/69  8,300,000 1,838
Total China (Cost $26,850) 30,347
COLOMBIA 0.3%
Government Bonds 0.3%
Republic of Colombia, Series B, 6.00%, 4/28/28  9,493,400,000 2,094
Republic of Colombia, Series B, 7.00%, 3/26/31  3,410,000,000 677
Total Colombia (Cost $2,309) 2,771

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CÔTE D'IVOIRE 0.6%
Government Bonds 0.6%
Republic of Côte d'Ivoire, 6.875%, 4/1/28 (1) 1,832,500,000 3,261
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR)  142,000 150
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  915,000 1,021
Republic of Ivory Coast, 6.875%, 10/17/40 (EUR)  875,000 879
Total Côte d'Ivoire (Cost $4,753) 5,311
CYPRUS 0.5%
Government Bonds 0.5%
Republic of Cyprus, 0.95%, 1/20/32  2,546,000 2,673
Republic of Cyprus, 1.50%, 4/16/27  425,000 494
Republic of Cyprus, 2.75%, 5/3/49  642,000 626
Total Cyprus (Cost $4,332) 3,793
CZECH REPUBLIC 4.8%
Corporate Bonds 0.0%
Czechoslovak Group, 6.50%, 1/10/31 (USD) (1) 370,000 373
373
Government Bonds 4.8%
Republic of Czech, Series 125, 1.50%, 4/24/40  424,300,000 13,642
Republic of Czech, Series 145, 3.50%, 5/30/35  177,690,000 7,984
Republic of Czech, Series 151, 4.90%, 4/14/34  184,890,000 9,295
Republic of Czech, Series 157, 3.60%, 6/3/36  198,880,000 8,933
39,854
Total Czech Republic (Cost $38,086) 40,227
DENMARK 0.5%
Corporate Bonds 0.5%
Danske Bank, VR, 0.75%, 6/9/29 (EUR) (2) 560,000 622
Danske Bank, VR, 1.375%, 2/17/27 (EUR) (2) 500,000 585
Danske Bank, VR, 4.50%, 11/9/28 (EUR) (2) 380,000 467
Orsted , 4.875%, 1/12/32 (GBP)  910,000 1,208
TDC Net, 5.056%, 5/31/28 (EUR)  365,000 448

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
TDC Net, 5.618%, 2/6/30 (EUR)  645,000 808
Total Denmark (Cost $3,701) 4,138
EGYPT 0.5%
Government Bonds 0.5%
Arab Republic of Egypt, 6.375%, 4/11/31 (EUR)  2,310,000 2,527
Arab Republic of Egypt Treasury Bills, Series 364D, 26.201%,
9/23/25  75,250,000 1,425
Total Egypt (Cost $3,619) 3,952
ESTONIA 0.5%
Government Bonds 0.5%
Republic of Estonia, 3.25%, 1/17/34  3,825,000 4,533
Total Estonia (Cost $4,165) 4,533
FINLAND 0.1%
Corporate Bonds 0.1%
Elisa, 0.25%, 9/15/27  435,000 488
Total Finland (Cost $448) 488
FRANCE 4.4%
Corporate Bonds 1.6%
Altice France, 5.875%, 2/1/27 (1)(4) 185,000 196
Banque Federative du Credit Mutuel , 1.25%, 5/26/27  500,000 577
Banque Federative du Credit Mutuel , 5.125%, 1/13/33  900,000 1,142
Banque Stellantis France, 4.00%, 1/21/27  400,000 481
BNP Paribas, VR, 2.125%, 1/23/27 (2) 1,000,000 1,176
BNP Paribas, VR, 3.875%, 1/10/31 (2) 500,000 612
BPCE, 0.25%, 1/14/31  1,100,000 1,115
Credit Agricole Assurances, VR, 2.625%, 1/29/48 (2) 1,000,000 1,156
Electricite de France, 6.125%, 6/2/34 (GBP)  1,200,000 1,688
Holding d'Infrastructures de Transport, 1.475%, 1/18/31  1,300,000 1,387
Loxam , 6.375%, 5/15/28  645,000 783
Orange, 3.25%, 1/15/32 (GBP)  1,100,000 1,378
RTE Reseau de Transport d'Electricite SADIR, 0.75%,
1/12/34  1,100,000 1,036
Veolia Environnement , 1.94%, 1/7/30  500,000 565
13,292

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 2.8%
Republic of France, Series OAT, 1.25%, 5/25/36 (1) 9,247,000 8,808
Republic of France, Series OAT, 2.50%, 5/25/30 (1) 8,223,000 9,674
Republic of France, Series OAT, 2.75%, 2/25/30 (1) 43,000 51
Republic of France, Series OAT, 4.00%, 4/25/55 (1) 4,012,000 4,701
23,234
Total France (Cost $33,459) 36,526
GERMANY 3.4%
Corporate Bonds 1.3%
Daimler Truck International Finance, 1.625%, 4/6/27  400,000 465
E.ON International Finance, 6.25%, 6/3/30 (GBP)  1,865,000 2,733
Fresenius, 1.625%, 10/8/27  415,000 480
Gruenenthal , 4.625%, 11/15/31 (1) 100,000 119
Gruenenthal , 6.75%, 5/15/30 (1) 100,000 124
Gruenenthal , 6.75%, 5/15/30  600,000 745
Hannover Rueck , VR, 1.125%, 10/9/39 (2) 900,000 966
Hannover Rueck , VR, 1.75%, 10/8/40 (2) 900,000 974
Knorr- Bremse , 3.25%, 9/21/27  400,000 479
ProGroup , 5.375%, 4/15/31 (1)(3) 430,000 501
Sartorius Finance, 4.50%, 9/14/32  600,000 740
TK Elevator Midco , 4.375%, 7/15/27 (1) 490,000 576
TUI Cruises, 5.00%, 5/15/30  500,000 592
Volkswagen Bank, 4.375%, 5/3/28  400,000 489
Volkswagen Financial Services, 0.375%, 2/12/30  825,000 854
Volkswagen International Finance, Series 10Y, 1.875%,
3/30/27  200,000 233
11,070
Government Bonds 2.1%
Deutsche Bundesrepublik , Inflation-Indexed, 0.50%, 4/15/30  14,458,017 17,000
KfW , 4.70%, 6/2/37 (CAD)  924,000 708
17,708
Total Germany (Cost $27,121) 28,778
GREECE 0.3%
Corporate Bonds 0.3%
Eurobank , VR, 3.25%, 3/12/30 (2) 1,450,000 1,704

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
United Group, 4.625%, 8/15/28 (1) 650,000 762
Total Greece (Cost $2,256) 2,466
HUNGARY 0.4%
Government Bonds 0.4%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  670,000 853
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  320,290,000 691
Republic of Hungary, Series 4Y, 5.00%, 2/22/27 (EUR)  1,557,000 1,906
Total Hungary (Cost $3,030) 3,450
ICELAND 0.5%
Government Bonds 0.5%
Republic of Iceland, Series 10Y, 3.50%, 3/21/34 (EUR)  1,283,000 1,562
Republic of Iceland, Series 7Y, 0.00%, 4/15/28 (EUR)  2,249,000 2,481
Total Iceland (Cost $4,099) 4,043
INDIA 1.3%
Government Bonds 1.3%
Republic of India, 6.54%, 1/17/32  338,480,000 4,011
Republic of India, 7.26%, 8/22/32  534,200,000 6,571
Total India (Cost $10,383) 10,582
INDONESIA 3.8%
Corporate Bonds 0.2%
Freeport Indonesia, 4.763%, 4/14/27 (USD)  1,430,000 1,433
Minejesa Capital, 5.625%, 8/10/37 (USD)  400,000 386
1,819
Government Bonds 3.6%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  6,942,000 8,428
Republic of Indonesia, Series FR86, 5.50%, 4/15/26  50,160,000,000 3,080
Republic of Indonesia, Series FR95, 6.375%, 8/15/28  20,302,000,000 1,257
Republic of Indonesia, Series FR96, 7.00%, 2/15/33  159,579,000,000 10,061
Republic of Indonesia, Series 101, 6.875%, 4/15/29  30,900,000,000 1,942
Republic of Indonesia, Series 103, 6.75%, 7/15/35  41,067,000,000 2,552

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Indonesia, Series 106, 7.125%, 8/15/40  46,004,000,000 2,878
30,198
Total Indonesia (Cost $31,914) 32,017
IRELAND 0.1%
Government Bonds 0.1%
Republic of Ireland, 1.50%, 5/15/50  252,000 203
Republic of Ireland, 2.00%, 2/18/45  687,000 652
Total Ireland (Cost $1,259) 855
ISRAEL 0.4%
Government Bonds 0.4%
State of Israel, 1.50%, 1/18/27 (EUR)  3,044,000 3,495
Total Israel (Cost $3,296) 3,495
ITALY 3.3%
Corporate Bonds 0.7%
Autostrade per l'Italia , 1.625%, 1/25/28  425,000 488
Autostrade per l'Italia , 2.00%, 1/15/30  1,067,000 1,197
IMA Industria Macchine Automatiche , 3.75%, 1/15/28  500,000 583
Intesa Sanpaolo, 1.75%, 7/4/29  1,515,000 1,710
Itelyum Regeneration, 5.75%, 4/15/30 (1) 350,000 416
Snam , 0.875%, 10/25/26  1,165,000 1,346
5,740
Government Bonds 2.6%
Italy Buoni Poliennali Del Tesoro, Series 10Y, 0.95%, 6/1/32  3,600,000 3,713
Italy Buoni Poliennali Del Tesoro, Series 30Y, 4.30%,
10/1/54 (1) 3,125,000 3,687
Italy Buoni Poliennali Del Tesoro, Series 30Y, 4.50%,
10/1/53 (1) 3,369,000 4,122
Italy Buoni Poliennali Del Tesoro, Series 50Y, 2.80%, 3/1/67  3,254,000 2,767
Italy Buoni Poliennali Del Tesoro, Series CPI, 1.30%,
5/15/28 (1) 6,343,717 7,584
21,873
Total Italy (Cost $27,171) 27,613

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
JAPAN 9.4%
Government Bonds 9.4%
Government of Japan, Series 16, 1.30%, 3/20/63  1,654,750,000 7,042
Government of Japan, Series 26, Inflation-Indexed, 0.005%,
3/10/31  952,431,966 7,063
Government of Japan, Series 27, Inflation-Indexed, 0.005%,
3/10/32  414,312,670 3,004
Government of Japan, Series 28, Inflation-Indexed, 0.005%,
3/10/33  308,357,000 2,208
Government of Japan, Series 29, Inflation-Indexed, 0.005%,
3/10/34  2,881,790,432 20,386
Government of Japan, Series 30, Inflation-Indexed, 0.005%,
3/10/35  713,024,700 4,987
Government of Japan, Series 44, 1.70%, 9/20/44  1,759,900,000 11,048
Government of Japan, Series 74, 1.00%, 3/20/52  1,659,150,000 7,753
Government of Japan, Series 75, 1.30%, 6/20/52  1,095,500,000 5,531
Government of Japan, Series 76, 1.40%, 9/20/52  1,208,200,000 6,230
Government of Japan, Series 83, 2.20%, 6/20/54  494,900,000 3,026
Total Japan (Cost $90,268) 78,278
JORDAN 0.1%
Government Bonds 0.1%
Kingdom of Jordan, 6.125%, 1/29/26 (USD)  856,000 855
Total Jordan (Cost $855) 855
KAZAKHSTAN 0.2%
Corporate Bonds 0.2%
Tengizchevroil Finance International, 3.25%, 8/15/30 (USD)  1,450,000 1,292
Total Kazakhstan (Cost $1,255) 1,292
KUWAIT 0.1%
Corporate Bonds 0.1%
MEGlobal , 2.625%, 4/28/28 (USD) (1) 1,160,000 1,093
Total Kuwait (Cost $1,162) 1,093

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
LATVIA 1.5%
Government Bonds 1.5%
Republic of Latvia, 0.375%, 10/7/26  8,433,000 9,728
Republic of Latvia, 3.875%, 5/22/29  2,070,000 2,556
Total Latvia (Cost $11,892) 12,284
LITHUANIA 1.0%
Government Bonds 1.0%
Republic of Lithuania, 3.50%, 2/13/34 (3) 1,565,000 1,875
Republic of Lithuania, 3.875%, 6/14/33  5,040,000 6,252
Total Lithuania (Cost $7,037) 8,127
LUXEMBOURG 0.5%
Corporate Bonds 0.5%
Altice Financing, 4.25%, 8/15/29 (1) 365,000 314
Blackstone Property Partners Europe Holdings, 1.75%,
3/12/29  1,700,000 1,892
Logicor Financing, 0.875%, 1/14/31  1,115,000 1,128
Logicor Financing, 3.25%, 11/13/28  950,000 1,119
Total Luxembourg (Cost $4,446) 4,453
MACAO 0.3%
Corporate Bonds 0.3%
MGM China Holdings, 7.125%, 6/26/31 (USD) (1) 490,000 510
Sands China, 3.80%, 1/8/26 (USD)  855,000 851
Wynn Macau, 5.50%, 1/15/26 (USD)  980,000 981
Total Macao (Cost $2,306) 2,342
MADAGASCAR 0.1%
Corporate Bonds 0.1%
Axian Telecom Holding & Management, 7.25%, 7/11/30
(USD) (1) 790,000 787
Total Madagascar (Cost $786) 787

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MALAYSIA 2.8%
Government Bonds 2.8%
Government of Malaysia, Series 0120, 4.065%, 6/15/50  8,407,000 2,017
Government of Malaysia, Series 0216, 4.736%, 3/15/46  62,046,000 16,408
Government of Malaysia, Series 0318, 4.642%, 11/7/33  18,388,000 4,727
Total Malaysia (Cost $21,071) 23,152
MEXICO 2.3%
Corporate Bonds 0.4%
America Movil , 5.75%, 6/28/30 (GBP)  1,070,000 1,524
BBVA Mexico, VR, 5.125%, 1/18/33 (USD) (2) 775,000 745
Bimbo Bakeries USA, 6.05%, 1/15/29 (USD) (1) 1,170,000 1,224
3,493
Government Bonds 1.9%
Mexican Udibonos , Series S, 4.00%, 8/24/34  84,733,833 4,201
Petroleos Mexicanos , 4.875%, 2/21/28 (EUR)  2,700,000 3,112
United Mexican States, Series M, 7.50%, 5/26/33  37,499,000 1,826
United Mexican States, Series M, 8.50%, 5/31/29  128,544,000 6,832
15,971
Total Mexico (Cost $18,320) 19,464
MONTENEGRO 0.6%
Government Bonds 0.6%
Republic of Montenegro, 4.875%, 4/1/32 (1) 2,020,000 2,360
Republic of Montenegro, 7.25%, 3/12/31 (USD) (1) 2,370,000 2,459
Total Montenegro (Cost $4,541) 4,819
MOROCCO 1.4%
Government Bonds 1.4%
Kingdom of Morocco, 1.375%, 3/30/26 (EUR) (3) 1,937,000 2,262
Kingdom of Morocco, 3.875%, 4/2/29 (EUR) (1) 5,374,000 6,427
Kingdom of Morocco, 4.75%, 4/2/35 (EUR) (1) 2,820,000 3,332
Total Morocco (Cost $11,038) 12,021

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
NETHERLANDS 0.4%
Corporate Bonds 0.4%
ING Groep , VR, 0.375%, 9/29/28 (2) 400,000 448
ING Groep , VR, 1.25%, 2/16/27 (2) 1,500,000 1,754
VZ Secured Financing, 3.50%, 1/15/32 (3) 600,000 649
Ziggo , 2.875%, 1/15/30  510,000 562
Total Netherlands (Cost $3,048) 3,413
NEW ZEALAND 0.1%
Corporate Bonds 0.1%
Chorus, 3.625%, 9/7/29 (EUR)  790,000 953
Total New Zealand (Cost $837) 953
NORTH MACEDONIA 0.1%
Government Bonds 0.1%
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 860,000 1,064
Total North Macedonia (Cost $914) 1,064
NORWAY 0.1%
Corporate Bonds 0.1%
Avinor , 0.75%, 10/1/30 (EUR)  1,185,000 1,245
Total Norway (Cost $1,102) 1,245
PERU 0.5%
Government Bonds 0.5%
Republic of Peru, 5.40%, 8/12/34  3,413,000 909
Republic of Peru, 6.15%, 8/12/32  11,654,000 3,398
Total Peru (Cost $3,976) 4,307
POLAND 0.7%
Government Bonds 0.7%
Republic of Poland, Series 10Y, 3.625%, 1/11/34 (EUR)  2,485,000 2,999
Republic of Poland, Series 15Y, 3.875%, 10/22/39 (EUR)  643,000 747

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Poland, Series 1034, 5.00%, 10/25/34  7,620,000 2,051
Total Poland (Cost $5,280) 5,797
PORTUGAL 0.1%
Corporate Bonds 0.1%
Banco Comercial Portugues , VR, 1.75%, 4/7/28 (2) 600,000 696
Total Portugal (Cost $582) 696
QATAR 0.2%
Corporate Bonds 0.2%
QatarEnergy , 3.125%, 7/12/41 (USD)  850,000 628
QNB Finance, 2.75%, 2/12/27 (USD)  765,000 745
Total Qatar (Cost $1,389) 1,373
ROMANIA 0.1%
Corporate Bonds 0.1%
Digi Romania, 3.25%, 2/5/28 (EUR)  1,100,000 1,273
Total Romania (Cost $1,090) 1,273
SAUDI ARABIA 0.5%
Government Bonds 0.5%
Kingdom of Saudi Arabia, 3.375%, 3/5/32 (EUR) (1) 3,850,000 4,525
Total Saudi Arabia (Cost $4,022) 4,525
SERBIA 1.6%
Government Bonds 1.6%
Republic of Serbia, 1.00%, 9/23/28 (EUR) (1) 4,900,000 5,346
Republic of Serbia, 1.50%, 6/26/29 (EUR)  1,791,000 1,929
Republic of Serbia, 3.125%, 5/15/27 (EUR)  5,094,000 5,984
Total Serbia (Cost $13,067) 13,259
SINGAPORE 1.3%
Government Bonds 1.3%
Republic of Singapore, 0.50%, 11/1/25  7,340,000 5,742

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Singapore, 2.875%, 7/1/29  6,694,000 5,471
Total Singapore (Cost $10,173) 11,213
SLOVENIA 0.4%
Government Bonds 0.4%
Republic of Slovenia, Series RS74, 1.50%, 3/25/35 (3) 1,625,000 1,677
Republic of Slovenia, Series RS77, 2.25%, 3/3/32  900,000 1,037
Republic of Slovenia, Series RS86, 0.00%, 2/12/31  955,000 982
Total Slovenia (Cost $3,590) 3,696
SOUTH AFRICA 1.1%
Corporate Bonds 0.2%
Anglo American Capital, 3.375%, 3/11/29 (GBP)  850,000 1,110
1,110
Government Bonds 0.9%
Republic of South Africa, Series 2032, 8.25%, 3/31/32  115,520,000 6,239
Republic of South Africa, Series 2035, 8.875%, 2/28/35  27,935,000 1,477
7,716
Total South Africa (Cost $7,946) 8,826
SOUTH KOREA 0.3%
Corporate Bonds 0.1%
Shinhan Bank, 4.50%, 4/12/28 (USD) (1) 865,000 870
870
Government Bonds 0.2%
Republic of South Korea, 2.25%, 7/3/28 (EUR)  1,720,000 2,028
2,028
Total South Korea (Cost $2,873) 2,898
SPAIN 3.1%
Corporate Bonds 1.2%
Banco Bilbao Vizcaya Argentaria, VR, 5.75%, 9/15/33 (2) 400,000 504
Banco de Sabadell, VR, 0.875%, 6/16/28 (2) 1,100,000 1,255
Banco de Sabadell, VR, 5.00% (2)(5) 400,000 472
CaixaBank , 3.75%, 9/7/29  600,000 734

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
CaixaBank , VR, 6.25%, 2/23/33 (2) 400,000 505
Cellnex Telecom, 1.75%, 10/23/30  2,200,000 2,410
Cirsa Finance International, 7.875%, 7/31/28 (1) 760,000 931
Inmobiliaria Colonial Socimi , 1.625%, 11/28/25  1,500,000 1,757
Lorca Telecom Bondco , 4.00%, 9/18/27  1,200,000 1,412
9,980
Government Bonds 1.9%
Kingdom of Spain, 1.90%, 10/31/52 (1) 9,895,000 7,708
Kingdom of Spain, 3.10%, 7/30/31  2,980,000 3,591
Kingdom of Spain, 3.15%, 4/30/35 (1) 3,971,000 4,673
15,972
Total Spain (Cost $24,235) 25,952
SRI LANKA 0.2%
Government Bonds 0.2%
Republic of Sri Lanka, Series A, 11.40%, 1/15/27  185,000,000 645
Republic of Sri Lanka, Series A, 11.50%, 8/1/26  129,000,000 446
Republic of Sri Lanka, Series A, 20.00%, 9/15/27  235,000,000 962
Total Sri Lanka (Cost $1,739) 2,053
SUPRANATIONAL 0.4%
Corporate Bonds 0.2%
International Bank for Reconstruction & Development, 6.50%,
4/17/30 (INR)  119,100,000 1,380
1,380
Government Bonds 0.2%
Asian Infrastructure Investment Bank, 7.00%, 3/1/29 (INR)  60,000,000 709
Inter-American Development Bank, 7.35%, 10/6/30 (INR)  96,000,000 1,154
1,863
Total Supranational (Cost $3,263) 3,243
SWEDEN 1.6%
Corporate Bonds 1.1%
Autoliv , 4.25%, 3/15/28 (EUR)  375,000 456
Nordea Hypotek , Series 5540, 3.00%, 11/26/30  24,000,000 2,587
Stadshypotek , Series 1596, 2.50%, 2/1/30  26,000,000 2,750

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Swedbank Hypotek , Series 201, 3.00%, 10/29/30  24,800,000 2,674
Verisure Holding, 3.875%, 7/15/26 (EUR) (1) 260,000 306
Verisure Holding, 9.25%, 10/15/27 (EUR)  480,000 589
9,362
Government Bonds 0.5%
Kingdom of Sweden, Inflation-Indexed, Series 3111, 0.125%,
6/1/32  40,220,805 4,095
4,095
Total Sweden (Cost $12,500) 13,457
SWITZERLAND 0.3%
Corporate Bonds 0.3%
UBS Group, VR, 2.875%, 4/2/32 (EUR) (2) 515,000 592
UBS Group, VR, 7.75%, 3/1/29 (EUR) (2) 1,200,000 1,592
Total Switzerland (Cost $1,835) 2,184
TANZANIA 0.2%
Corporate Bonds 0.2%
HTA Group, 7.50%, 6/4/29 (USD) (1) 1,275,000 1,310
Total Tanzania (Cost $1,270) 1,310
THAILAND 1.7%
Corporate Bonds 0.2%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (2) 1,340,000 1,247
1,247
Government Bonds 1.5%
Kingdom of Thailand, 2.05%, 4/17/28  109,900,000 3,441
Kingdom of Thailand, 2.50%, 11/17/29  245,466,000 7,898
Kingdom of Thailand, 2.80%, 6/17/34  38,000,000 1,286
12,625
Total Thailand (Cost $13,336) 13,872
UNITED ARAB EMIRATES 0.4%
Corporate Bonds 0.4%
Aldar Properties, VR, 6.623%, 4/15/55 (USD) (2) 1,100,000 1,119

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
DP World, 5.25%, 12/24/29 (USD)  2,100,000 2,134
Total United Arab Emirates (Cost $3,217) 3,253
UNITED KINGDOM 6.1%
Corporate Bonds 2.4%
Barclays, VR, 0.577%, 8/9/29 (EUR) (2) 820,000 902
Barclays, VR, 0.877%, 1/28/28 (EUR) (2) 425,000 488
Barclays, VR, 5.262%, 1/29/34 (EUR) (2) 460,000 595
Barclays, VR, 6.369%, 1/31/31 (2) 790,000 1,137
Deuce Finco , 5.50%, 6/15/27 (1) 345,000 469
Heathrow Funding, 2.75%, 10/13/29  1,390,000 1,759
HSBC Holdings, VR, 4.752%, 3/10/28 (EUR) (2) 830,000 1,014
Jerrold Finco , 7.50%, 6/15/31 (1) 145,000 201
Kane Bidco , 5.00%, 2/15/27 (EUR)  500,000 594
Legal & General Group, VR, 5.375%, 10/27/45 (2) 525,000 720
National Grid Electricity Distribution East Midlands, 3.53%,
9/20/28 (EUR)  390,000 470
NatWest Group, VR, 0.67%, 9/14/29 (EUR) (2) 850,000 937
NatWest Group, VR, 1.043%, 9/14/32 (EUR) (2) 850,000 961
Next Group, 3.625%, 5/18/28  1,787,000 2,398
Next Group, 4.375%, 10/2/26  540,000 739
Santander U.K. Group Holdings, VR, 0.603%, 9/13/29
(EUR) (2) 1,050,000 1,150
Santander U.K. Group Holdings, VR, 2.421%, 1/17/29 (2) 530,000 686
Santander U.K. Group Holdings, VR, 3.53%, 8/25/28
(EUR) (2) 800,000 959
Severn Trent Utilities Finance, 4.625%, 11/30/34  960,000 1,239
Tesco Corporate Treasury Services, 2.75%, 4/27/30  950,000 1,190
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 1,095,000 1,343
19,951
Government Bonds 3.7%
United Kingdom Gilt, 3.25%, 1/22/44  8,534,000 9,100
United Kingdom Gilt, 4.375%, 7/31/54  18,639,000 22,228
31,328
Total United Kingdom (Cost $48,136) 51,279
UNITED STATES 4.9%
Corporate Bonds 4.6%
AbbVie, 2.125%, 11/17/28 (EUR)  410,000 476

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
AbbVie, 2.625%, 11/15/28 (EUR)  995,000 1,173
Allied Universal Holdco, 3.625%, 6/1/28 (EUR)  510,000 586
American Honda Finance, 0.75%, 11/25/26 (GBP)  796,000 1,037
Athene Global Funding, 0.832%, 1/8/27 (EUR)  1,045,000 1,197
Bank of America, VR, 1.662%, 4/25/28 (EUR) (2) 410,000 476
Becton Dickinson & Company, 3.519%, 2/8/31 (EUR)  583,000 701
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  408,000 374
California Buyer, 5.625%, 2/15/32 (EUR)  470,000 569
Capital One Financial, 1.65%, 6/12/29 (EUR)  2,100,000 2,354
Comcast, 0.00%, 9/14/26 (EUR)  1,000,000 1,144
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 464,000 594
Duke Energy, 3.75%, 4/1/31 (EUR)  685,000 818
Equinix Europe 2 Financing, 3.65%, 9/3/33 (EUR)  1,245,000 1,451
Fiserv, 1.625%, 7/1/30 (EUR)  100,000 109
Fiserv, 3.00%, 7/1/31 (GBP)  1,000,000 1,239
Fiserv, 4.50%, 5/24/31 (EUR)  1,760,000 2,191
Ford Motor Credit, 4.867%, 8/3/27 (EUR)  375,000 458
Ford Motor Credit, 5.125%, 2/20/29 (EUR)  1,450,000 1,785
General Motors Financial, 0.85%, 2/26/26 (EUR)  1,000,000 1,166
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  1,204,000 1,409
Goldman Sachs Group, VR, 3.625%, 10/29/29 (GBP) (2) 545,000 726
Highland Holdings, 0.318%, 12/15/26 (EUR)  765,000 874
JPMorgan Chase, 1.50%, 10/29/26 (EUR)  1,300,000 1,516
JPMorgan Chase, VR, 1.638%, 5/18/28 (EUR) (2) 415,000 482
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  554,000 607
Metropolitan Life Global Funding I, 5.00%, 1/10/30 (GBP)  650,000 908
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR) (1) 389,000 414
Morgan Stanley, VR, 5.148%, 1/25/34 (EUR) (2) 400,000 520
Netflix, 3.625%, 5/15/27 (EUR)  390,000 469
Netflix, 3.875%, 11/15/29 (EUR)  975,000 1,199
Prologis, 2.25%, 6/30/29 (GBP)  1,252,000 1,577
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  955,000 986
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  156,000 175
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR)  593,000 626
U.S. Bancorp, VR, 4.009%, 5/21/32 (EUR) (2) 1,175,000 1,426
Upjohn Finance, 1.362%, 6/23/27 (EUR)  420,000 481
Utah Acquisition Sub, 3.125%, 11/22/28 (EUR)  995,000 1,165
Verizon Communications, 1.30%, 5/18/33 (EUR)  835,000 839
VF, 4.125%, 3/7/26 (EUR)  669,000 783
Wells Fargo, 1.00%, 2/2/27 (EUR)  420,000 484
Westlake, 1.625%, 7/17/29 (EUR)  880,000 973
38,537

T. ROWE PRICE International Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Municipal Securities 0.3%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (6) 3,433,806 2,112
2,112
Total United States (Cost $38,419) 40,649
SHORT-TERM INVESTMENTS 8.0%
Commercial Paper 1.1%
4(2)  1.1%(7)
Nutrien , 4.615%, 8/7/25  3,150,000 3,135
VW Credit, 4.73%, 7/16/25  3,700,000 3,692
WPP, 4.688%, 7/17/25  2,115,000 2,111
8,938
Money Market Funds 6.9%
T. Rowe Price Government Reserve Fund, 4.37% (8)(9) 58,091,387 58,091
58,091
Total Short-Term Investments (Cost $67,030) 67,029
SECURITIES LENDING COLLATERAL 0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 4.37% (8)(9) 5,032,115 5,032
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 5,032
Total Securities Lending Collateral (Cost $5,032) 5,032

T. ROWE PRICE International Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.2%
OTC Options Purchased 0.2%
Counterparty Description Contracts
Notional
Amount $ Value
Citibank
10 Year Interest
Rate Swap,
12/18/36
Pay Fixed
2.27%  Annually,
Receive Variable
2.05% (6M
EURIBOR)
Semi-Annually,
12/16/26 @
2.27%* (EUR) (4) 1 18,650 1,224
Citibank
10 Year Interest
Rate Swap,
12/18/36
Receive Fixed
2.27%  Annually,
Pay Variable
2.05% (6M
EURIBOR)
Semi-Annually,
12/16/26 @
2.27%* (EUR) (4) 1 18,650 255
HSBC Bank
USD / SGD,
Call, 9/18/25 @
SGD1.30 (4) 1 10,280 20
Total Options Purchased (Cost $1,433) 1,499
Total Investments in Securities
99.3% of Net Assets
(Cost $808,737) $ 831,029
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $132,999 and represents 15.9% of net assets.

T. ROWE PRICE International Bond Fund

.
.
.
.
.
.
.
.
.
.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) See Note 4 . All or a portion of this security is on loan at June 30, 2025.
(4) Non-income producing
(5) Perpetual security with no stated maturity date.
(6) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(7) Commercial paper exempt from registration under Section 4(2) of the
Securities Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors".
Total value of such securities at period-end amounts to $8,938 and represents 1.1% of net assets.
(8) Seven-day yield
(9) Affiliated Companies
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
DKK Danish Krone
EGP Egyptian Pound
EUR Euro
GBP British Pound
GO General Obligation
HUF Hungarian Forint
ICP Chilean Average Chamber Index
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso

T. ROWE PRICE International Bond Fund

.
.
.
.
.
.
.
.
.
.
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PLN Polish Zloty
RON New Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Côte d'Ivoire (0.0)%
Barclays Bank, Protection
Sold (Relevant Credit: Republic of Côte
d'Ivoire, Ba2*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/27 (USD) * 1,077 (33) (33) —
Total Côte d'Ivoire (33) —
Greece 0.0%
Bank of America, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 (USD) * 1,700 39 (39) 78
Total Greece (39) 78
Vietnam 0.0%
Goldman Sachs, Protection
Sold (Relevant Credit: Socialist Republic
of Vietnam, BB+*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/26 (USD) * 3,250 21 11 10
Total Vietnam 11 10
Total Bilateral Credit Default Swaps, Protection
Sold (61) 88
Total Bilateral Swaps (61) 88
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Bought (0.2)%
Foreign/Europe (0.2)%
Protection Bought (Relevant Credit:
Markit iTraxx Crossover-S42, 5 Year
Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/29 17,661 (1,893) (1,499) (394)
Total Foreign/Europe (394)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
United States 0.0%
Protection Bought (Relevant Credit:
Markit CDX.EM-S41, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 6/20/29 15,650 146 446 (300)
Total United States (300)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (694)
Credit Default Swaps, Protection Sold 0.2%
Foreign/Europe 0.2%
Protection Sold (Relevant Credit: Markit
iTraxx Crossover-S42, 5 Year Index),
Receive 5.00% Quarterly, Pay upon
credit default, 12/20/29 15,688 1,682 1,427 255
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S43, 5 Year Index),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/30 6,620 169 58 111
Total Foreign/Europe 366
Greece 0.0%
Protection Sold (Relevant Credit:
Hellenic Republic, BBB-*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/26 (USD) * 1,600 14 17 (3)
Total Greece (3)
Vietnam 0.0%
Protection Sold (Relevant Credit:
Socialist Republic of Vietnam, BB+*),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/28 (USD) * 4,251 51 28 23
Total Vietnam 23
Total Centrally Cleared Credit Default Swaps,
Protection Sold 386
Interest Rate Swaps 0.1%
Chile (0.0)%
10 Year Interest Rate Swap, Pay Fixed
5.118% Semi-Annually, Receive Variable
5.027% (ICP) Semi-Annually, 4/11/35 3,715,187 (10) — (10)
10 Year Interest Rate Swap, Pay Fixed
5.216% Semi-Annually, Receive Variable
5.023% (ICP) Semi-Annually, 4/24/35 1,623,000 (18) — (18)
Total Chile (28)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
China 0.0%
5 Year Interest Rate Swap, Receive
Fixed 1.388% Quarterly, Pay Variable
1.840% (7 Day Interbank Repo)
Quarterly, 4/11/30 23,370 (17) — (17)
5 Year Interest Rate Swap, Receive
Fixed 1.653% Quarterly, Pay Variable
1.840% (7 Day Interbank Repo)
Quarterly, 9/20/29 20,545 21 — 21
5 Year Interest Rate Swap, Receive
Fixed 1.696% Quarterly, Pay Variable
1.840% (7 Day Interbank Repo)
Quarterly, 3/12/30 114,000 155 — 155
Total China 159
Foreign/Europe 0.1%
15 Year Interest Rate Swap, Pay Fixed
2.199% Annually, Receive Variable
2.049% (6M EURIBOR) Semi-Annually,
12/13/39 3,250 222 — 222
15 Year Interest Rate Swap, Pay Fixed
2.213% Annually, Receive Variable
2.049% (6M EURIBOR) Semi-Annually,
12/13/39 1,625 108 — 108
15 Year Interest Rate Swap, Pay Fixed
2.244% Annually, Receive Variable
2.052% (6M EURIBOR) Semi-Annually,
12/16/39 1,175 72 — 72
5 Year Interest Rate Swap, Receive
Fixed 2.294% Annually, Pay Variable
2.507% (6M EURIBOR) Semi-Annually,
2/18/30 26,600 25 — 25
20 Year Interest Rate Swap, Receive
Fixed 2.472% Annually, Pay Variable
2.422% (6M EURIBOR) Semi-Annually,
9/20/44 3,950 (188) — (188)
20 Year Interest Rate Swap, Receive
Fixed 2.510% Annually, Pay Variable
2.514% (6M EURIBOR) Semi-Annually,
8/19/44 5,945 (239) — (239)
30 Year Interest Rate Swap, Pay Fixed
2.240% Annually, Receive Variable
2.507% (6M EURIBOR) Semi-Annually,
2/18/55 5,350 684 — 684
Total Foreign/Europe 684

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
India 0.0%
7 Year Interest Rate Swap, Receive
Fixed 6.283% Semi-Annually, Pay
Variable 5.520% (1 Day INR MIBOR)
Semi-Annually, 7/21/31 173,220 54 — 54
Total India 54
Japan 0.0%
5 Year Interest Rate Swap, Pay Fixed
0.418% Annually, Receive Variable
0.348% (JPY TONA) Annually, 8/10/28 2,665,445 206 — 206
5 Year Interest Rate Swap, Pay Fixed
0.945% Annually, Receive Variable
0.477% (JPY TONA) Annually, 2/11/30 1,321,134 (44) — (44)
7 Year Interest Rate Swap, Pay Fixed
1.030% Annually, Receive Variable
0.477% (JPY TONA) Annually, 6/18/32 725,208 (9) — (9)
7 Year Interest Rate Swap, Pay Fixed
1.040% Annually, Receive Variable
0.477% (JPY TONA) Annually, 6/18/32 429,467 (7) — (7)
7 Year Interest Rate Swap, Pay Fixed
1.041% Annually, Receive Variable
0.477% (JPY TONA) Annually, 6/18/32 429,467 (8) — (8)
Total Japan 138
Mexico (0.0)%
7 Year Interest Rate Swap, Receive
Fixed 7.900% 28 Days, Pay Variable
8.520% (MXIBTIIE) 28 Days, 4/19/32 88,359 11 — 11
10 Year Interest Rate Swap, Pay Fixed
9.045% 28 Days, Receive Variable
8.510% (MXIBTIIE) 28 Days, 1/24/35 63,175 (224) — (224)
Total Mexico (213)
Poland (0.0)%
5 Year Interest Rate Swap, Pay Fixed
4.230% Annually, Receive Variable
5.010% (6M PLN WIBOR) Semi-
Annually, 6/10/30 18,930 (1) — (1)
5 Year Interest Rate Swap, Pay Fixed
4.255% Annually, Receive Variable
5.110% (6M PLN WIBOR) Semi-
Annually, 6/11/30 4,792 (1) — (1)
5 Year Interest Rate Swap, Pay Fixed
4.290% Annually, Receive Variable
5.110% (6M PLN WIBOR) Semi-
Annually, 6/11/30 4,793 (3) — (3)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Pay Fixed
4.315% Annually, Receive Variable
5.050% (6M PLN WIBOR) Semi-
Annually, 6/12/30 14,378 (15) — (15)
5 Year Interest Rate Swap, Pay Fixed
4.320% Annually, Receive Variable
5.050% (6M PLN WIBOR) Semi-
Annually, 6/12/30 14,377 (16) — (16)
Total Poland (36)
Total Centrally Cleared Interest Rate Swaps 758
Zero-Coupon Inflation Swaps (0.0)%
Foreign/Europe (0.0)%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 1.860% at Maturity, Receive
Variable (Change in CPI) at Maturity,
9/17/29 17,650 (18) — (18)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 1.958% at Maturity, Receive
Variable (Change in CPI) at Maturity,
10/16/34 4,000 3 — 3
Total Foreign/Europe (15)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (15)
Total Centrally Cleared Swaps 435
Net payments (receipts) of variation margin to date (501)
Variation margin receivable (payable) on centrally cleared swaps $ (66)
*
Credit ratings as of June 30, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 7/17/25 USD 821 TRY 33,366 $ (5)
Bank of America 7/18/25 CZK 8,898 USD 406 19
Bank of America 7/18/25 RON 15,729 USD 3,400 244
Bank of America 7/18/25 USD 2,232 CZK 47,765 (45)
Bank of America 7/18/25 USD 11,048 ZAR 205,662 (552)
Bank of America 7/18/25 ZAR 80,119 USD 4,463 57
Bank of America 7/25/25 USD 6,409 JPY 920,385 (2)
Bank of America 8/14/25 PLN 19,387 USD 5,139 234
Bank of America 8/14/25 USD 7,898 PLN 30,097 (443)
Bank of America 8/22/25 EUR 10,040 USD 11,697 171
Bank of America 8/29/25 USD 12,408 SEK 116,722 21
Bank of America 9/4/25 USD 17,145 MYR 72,798 (170)
Bank of America 9/12/25 CNH 11,872 USD 1,667 2
Bank of America 10/17/25 USD 5,371 CZK 114,350 (95)
Barclays Bank 7/11/25 USD 1,834 INR 157,003 3
Barclays Bank 7/11/25 USD 4,070 KRW 5,676,308 (135)
Barclays Bank 7/17/25 TRY 168,731 USD 4,116 60
Barclays Bank 7/18/25 MXN 7,629 USD 386 20
Barclays Bank 7/18/25 ZAR 99,784 USD 5,616 12
Barclays Bank 7/18/25 ZAR 46,144 USD 2,608 (5)
Barclays Bank 7/25/25 CHF 64 USD 80 1
Barclays Bank 7/25/25 JPY 10,788 USD 75 —
Barclays Bank 7/25/25 JPY 12,896,961 USD 91,363 (1,537)
Barclays Bank 7/25/25 NOK 14,370 USD 1,354 72
Barclays Bank 7/25/25 NOK 817 USD 83 (2)
Barclays Bank 7/25/25 NZD 160 USD 96 1
Barclays Bank 7/25/25 USD 97 CHF 79 (3)
Barclays Bank 7/25/25 USD 72 JPY 10,299 —
Barclays Bank 7/25/25 USD 3,663 NOK 38,413 (149)
Barclays Bank 8/22/25 EUR 110 USD 129 1
Barclays Bank 8/22/25 USD 67 EUR 58 (2)
Barclays Bank 8/22/25 USD 35 GBP 26 —
Barclays Bank 9/12/25 CNH 344,597 USD 48,348 74
Barclays Bank 10/16/25 TRY 55,968 USD 1,279 —
BNP Paribas 7/11/25 INR 321,295 USD 3,707 38
BNP Paribas 7/11/25 USD 5,615 TWD 185,430 (758)
BNP Paribas 7/18/25 USD 332 ZAR 6,091 (12)
BNP Paribas 7/25/25 AUD 110 USD 72 1
BNP Paribas 7/25/25 USD 47 NOK 475 —
BNP Paribas 8/22/25 USD 49 EUR 43 (2)

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 8/29/25 USD 56 SEK 531 $ (1)
BNY Mellon 8/22/25 USD 1,838 EUR 1,595 (47)
Canadian Imperial Bank
of Commerce 7/25/25 CAD 1,158 USD 842 10
Canadian Imperial Bank
of Commerce 7/25/25 USD 7,628 CAD 10,537 (121)
Citibank 7/11/25 TWD 182,678 USD 6,341 (62)
Citibank 7/17/25 USD 1,261 TRY 51,233 (7)
Citibank 7/18/25 HUF 2,175,842 USD 6,123 284
Citibank 7/18/25 MXN 226,029 USD 11,338 683
Citibank 7/18/25 USD 1,035 CZK 22,333 (29)
Citibank 7/18/25 USD 1,985 MXN 37,692 (20)
Citibank 7/18/25 USD 3,928 RON 18,112 (268)
Citibank 7/25/25 AUD 630 USD 409 6
Citibank 7/25/25 CAD 83 USD 60 1
Citibank 7/25/25 JPY 6,591 USD 45 1
Citibank 7/25/25 USD 63 AUD 99 (2)
Citibank 7/25/25 USD 12,564 JPY 1,770,686 232
Citibank 7/25/25 USD 6,284 JPY 921,716 (136)
Citibank 7/25/25 USD 32 NOK 329 (1)
Citibank 8/5/25 TWD 10,132 USD 351 —
Citibank 8/5/25 USD 6,392 TWD 182,678 60
Citibank 8/14/25 PLN 1,062 USD 294 1
Citibank 8/22/25 EUR 2,817 USD 3,287 43
Citibank 8/22/25 GBP 1,268 USD 1,720 21
Citibank 8/29/25 SEK 651 USD 69 —
Citibank 9/3/25 USD 251 BRL 1,389 (1)
Citibank 9/5/25 USD 1,558 COP 6,453,917 (8)
Citibank 9/11/25 EGP 156,877 USD 2,925 153
Citibank 9/11/25 USD 1,240 EGP 68,728 (108)
Citibank 9/24/25 EGP 122,119 USD 2,326 58
Citibank 10/17/25 USD 379 CZK 7,954 (1)
Deutsche Bank 7/11/25 PEN 3,282 USD 928 (2)
Deutsche Bank 7/11/25 USD 7,760 INR 671,039 (63)
Deutsche Bank 7/11/25 USD 302 KRW 414,284 (4)
Deutsche Bank 7/18/25 USD 302 MXN 5,739 (4)
Deutsche Bank 7/25/25 JPY 261,158 USD 1,806 12
Deutsche Bank 7/25/25 USD 970 JPY 138,286 7
Deutsche Bank 9/12/25 USD 818 CNH 5,852 (4)
Deutsche Bank 10/10/25 USD 926 PEN 3,282 2

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Goldman Sachs 7/11/25 IDR 258,168,100 USD 15,871 $ 54
Goldman Sachs 7/11/25 TWD 365,355 USD 12,592 (35)
Goldman Sachs 7/11/25 USD 8,728 IDR 145,378,538 (240)
Goldman Sachs 7/11/25 USD 9,560 INR 826,053 (70)
Goldman Sachs 7/11/25 USD 4,104 TWD 123,202 (130)
Goldman Sachs 7/17/25 ILS 7,855 USD 2,138 194
Goldman Sachs 7/18/25 CZK 5,652 USD 256 13
Goldman Sachs 7/18/25 MXN 20,353 USD 1,069 13
Goldman Sachs 7/18/25 USD 1,037 CZK 22,328 (27)
Goldman Sachs 7/25/25 USD 8,070 AUD 12,482 (149)
Goldman Sachs 9/5/25 USD 7,230 THB 235,410 (47)
Goldman Sachs 9/12/25 CNH 286,071 USD 40,130 69
Goldman Sachs 10/9/25 USD 12,870 TWD 365,355 24
Goldman Sachs 10/10/25 USD 15,813 IDR 258,168,100 (115)
HSBC Bank 7/18/25 USD 7,912 CZK 176,829 (517)
HSBC Bank 7/25/25 USD 5,749 JPY 818,763 47
HSBC Bank 8/8/25 USD 2,148 CLP 2,060,438 (63)
HSBC Bank 8/22/25 USD 2,373 EUR 2,017 (11)
HSBC Bank 9/5/25 THB 12,048 USD 370 2
JPMorgan Chase 7/11/25 USD 889 IDR 14,644,059 (15)
JPMorgan Chase 7/11/25 USD 513 INR 43,650 4
JPMorgan Chase 7/18/25 CZK 6,635 USD 302 14
JPMorgan Chase 7/18/25 DKK 20,836 USD 3,101 193
JPMorgan Chase 7/18/25 MXN 20,100 USD 1,060 9
JPMorgan Chase 7/18/25 USD 910 CZK 19,828 (35)
JPMorgan Chase 7/18/25 USD 434 DKK 2,836 (14)
JPMorgan Chase 7/18/25 USD 392 MXN 7,632 (14)
JPMorgan Chase 7/18/25 USD 316 ZAR 5,730 (7)
JPMorgan Chase 7/25/25 CAD 820 USD 598 5
JPMorgan Chase 7/25/25 CHF 355 USD 436 13
JPMorgan Chase 7/25/25 USD 3,651 JPY 520,544 25
JPMorgan Chase 7/25/25 USD 5,660 JPY 814,111 (11)
JPMorgan Chase 8/8/25 CLP 617,998 USD 658 6
JPMorgan Chase 8/22/25 EUR 5,268 USD 6,016 212
JPMorgan Chase 8/22/25 GBP 1,317 USD 1,787 21
JPMorgan Chase 8/22/25 USD 2,290 EUR 2,008 (83)
JPMorgan Chase 8/22/25 USD 5,323 GBP 3,923 (64)
JPMorgan Chase 8/29/25 USD 596 SEK 5,698 (9)
JPMorgan Chase 9/3/25 USD 722 BRL 4,231 (45)
JPMorgan Chase 9/11/25 EGP 17,606 USD 326 20

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 7/11/25 INR 137,557 USD 1,603 $ 1
Morgan Stanley 7/18/25 USD 8,662 CZK 186,783 (241)
Morgan Stanley 7/25/25 JPY 413,913 USD 2,898 (15)
Morgan Stanley 8/22/25 EUR 919 USD 1,069 17
RBC Dominion
Securities 7/11/25 KRW 1,209,080 USD 865 31
RBC Dominion
Securities 7/18/25 USD 3,795 MXN 78,364 (373)
RBC Dominion
Securities 7/25/25 USD 4,109 AUD 6,334 (63)
RBC Dominion
Securities 8/8/25 USD 2,482 CLP 2,323,060 (11)
RBC Dominion
Securities 8/22/25 EUR 7,056 USD 7,952 389
RBC Dominion
Securities 8/22/25 USD 299 GBP 221 (4)
Societe Generale 8/8/25 CLP 1,300,285 USD 1,385 11
Societe Generale 9/3/25 USD 2,939 BRL 17,038 (147)
Standard Chartered 8/22/25 EUR 657 USD 744 33
State Street 7/18/25 HUF 108,020 USD 298 20
State Street 7/18/25 USD 1,986 MXN 37,692 (19)
State Street 7/18/25 USD 3,990 ZAR 74,881 (233)
State Street 7/25/25 CAD 178 USD 130 —
State Street 7/25/25 CHF 53 USD 66 1
State Street 7/25/25 JPY 168,156 USD 1,184 (13)
State Street 7/25/25 NOK 324 USD 31 1
State Street 7/25/25 NZD 88 USD 53 1
State Street 7/25/25 USD 82 CAD 112 —
State Street 7/25/25 USD 95 CHF 79 (5)
State Street 7/25/25 USD 1,629 JPY 234,289 (2)
State Street 7/25/25 USD 78 NOK 789 —
State Street 8/14/25 PLN 18,202 USD 4,835 210
State Street 8/22/25 EUR 10,409 USD 11,749 556
State Street 8/29/25 SEK 65,362 USD 6,834 102
State Street 8/29/25 USD 976 SEK 9,337 (15)
State Street 9/12/25 USD 8,015 SGD 10,246 (87)
Toronto-Dominion Bank 7/25/25 USD 2,930 CAD 4,046 (45)
UBS Investment Bank 7/11/25 INR 1,238,894 USD 14,480 (38)
UBS Investment Bank 7/11/25 KRW 5,317,270 USD 3,879 60
UBS Investment Bank 7/11/25 PEN 2,645 USD 742 5

T. ROWE PRICE International Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 7/11/25 USD 5,893 IDR 98,145,504 $ (161)
UBS Investment Bank 7/11/25 USD 4,018 KRW 5,583,335 (119)
UBS Investment Bank 7/11/25 USD 8,081 TWD 239,401 (147)
UBS Investment Bank 7/18/25 MXN 19,666 USD 1,031 15
UBS Investment Bank 7/18/25 USD 5,554 MXN 117,546 (697)
UBS Investment Bank 7/18/25 USD 6,159 RON 27,890 (302)
UBS Investment Bank 7/25/25 AUD 25,875 USD 16,702 337
UBS Investment Bank 7/25/25 CAD 10,424 USD 7,624 41
UBS Investment Bank 7/25/25 CHF 856 USD 1,046 36
UBS Investment Bank 7/25/25 NOK 580 USD 58 —
UBS Investment Bank 7/25/25 NZD 4,183 USD 2,441 111
UBS Investment Bank 7/25/25 USD 508 AUD 798 (17)
UBS Investment Bank 7/25/25 USD 8,817 CHF 7,130 (199)
UBS Investment Bank 7/25/25 USD 988 JPY 141,292 3
UBS Investment Bank 7/25/25 USD 188 NZD 322 (9)
UBS Investment Bank 8/8/25 USD 1,517 CLP 1,424,152 (12)
UBS Investment Bank 8/22/25 GBP 55 USD 75 —
UBS Investment Bank 8/22/25 USD 4,301 EUR 3,771 (157)
UBS Investment Bank 8/22/25 USD 13,403 GBP 10,052 (400)
UBS Investment Bank 9/3/25 USD 5,829 BRL 33,822 (298)
UBS Investment Bank 9/5/25 USD 304 COP 1,282,671 (7)
UBS Investment Bank 10/10/25 USD 14,416 INR 1,238,894 31
UBS Investment Bank 10/10/25 USD 740 PEN 2,645 (5)
Wells Fargo 7/11/25 KRW 34,253,612 USD 23,737 1,639
Wells Fargo 7/11/25 PEN 2,813 USD 792 2
Wells Fargo 7/11/25 USD 3,210 PEN 12,023 (183)
Wells Fargo 7/25/25 JPY 1,175,871 USD 8,276 (86)
Wells Fargo 9/3/25 USD 2,915 BRL 16,954 (157)
Wells Fargo 9/5/25 USD 920 COP 3,848,013 (14)
Wells Fargo 10/10/25 USD 790 PEN 2,813 (2)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (3,594)

T. ROWE PRICE International Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 129 Commonwealth of Australia three year
bond contracts 9/25 9,147 $ 35
Short, 142 Euro BOBL contracts 9/25 (19,684) 84
Long, 43 Euro BTP contracts 9/25 6,129 6
Short, 154 Euro BUND contracts 9/25 (23,610) 146
Long, 70 Euro BUXL thirty year bond contracts 9/25 9,791 (185)
Short, 42 Euro OAT contracts 9/25 (6,127) 16
Long, 116 Euro SCHATZ contracts 9/25 14,655 (10)
Short, 16 Government of Canada ten year bond
contracts 9/25 (1,433) (14)
Short, 16 Government of Japan ten year bond
contracts 9/25 (15,446) (48)
Long, 285 Republic of South Korea ten year bond
contracts 9/25 25,009 56
Short, 147 Republic of South Korea three year
bond contracts 9/25 (11,682) 17
Long, 44 U.K. Gilt ten year contracts 9/25 5,619 79
Short, 38 U.S. Treasury Notes five year contracts 9/25 (4,142) (46)
Short, 78 Ultra U.S. Treasury Notes ten year
contracts 9/25 (8,913) (198)
Net payments (receipts) of variation margin to date (46)
Variation margin receivable (payable) on open futures contracts $ (108)

T. ROWE PRICE International Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.37% $ — $ — $ 747++
Totals $ —# $ — $ 747+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
6/30/25
T. Rowe Price Government
Reserve Fund, 4.37% $ 28,373  ¤  ¤ $ 63,123
Total $ 63,123^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $747 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $63,123.

T. ROWE PRICE International Bond Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $808,737) $ 831,029
Interest receivable 7,994
Unrealized gain on forward currency exchange contracts 7,196
Restricted cash pledged for bilateral derivatives 5,571
Cash deposits on centrally cleared swaps 4,685
Cash deposits on futures contracts 1,540
Foreign currency (cost $1,441) 1,449
Receivable for shares sold 234
Unrealized gain on bilateral swaps 88
Bilateral swap premiums paid 11
Cash 7
Due from affiliates 2
Other assets 267
Total assets 860,073
Liabilities
Unrealized loss on forward currency exchange contracts 10,790
Payable for investment securities purchased 6,536
Obligation to return securities lending collateral 5,032
Payable for shares redeemed 401
Investment management fees payable 328
Variation margin payable on futures contracts 108
Bilateral swap premiums received 72
Variation margin payable on centrally cleared swaps 66
Payable to directors 1
Other liabilities 233
Total liabilities 23,567
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 836,506

T. ROWE PRICE International Bond Fund
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (95,296)
Paid-in capital applicable to 112,730,121 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 931,802
NET ASSETS $ 836,506
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $213,738; Shares outstanding: 28,852,160) $ 7.41
Advisor Class
(Net assets: $1,842; Shares outstanding: 252,739) $ 7.29
I Class
(Net assets: $553,861; Shares outstanding: 74,573,825) $ 7.43
Z Class
(Net assets: $67,065; Shares outstanding: 9,051,397) $ 7.41

T. ROWE PRICE International Bond Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
6/30/25
Investment Income (Loss)
Income
.
  Interest (net of foreign taxes of $186) $ 15,633
Dividend 747
Securities lending 13
Total income 16,393
Expenses
Investment management 1,922
Shareholder servicing
Investor Class $ 338
Advisor Class 5
I Class 32 375
Rule 12b-1 fees
Advisor Class 2
Prospectus and shareholder reports
Investor Class 8
I Class 3 11
Custody and accounting 167
Registration 32
Legal and audit 24
Directors 1
Miscellaneous 18
Waived / paid by Price Associates (538)
Total expenses 2,014
Net investment income 14,379

T. ROWE PRICE International Bond Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $219) (11,467)
Futures 264
Swaps 240
Options written 238
Forward currency exchange contracts (1,718)
Foreign currency transactions 6
Net realized loss (12,437)
Change in net unrealized gain / loss
Securities 80,083
Futures 221
Swaps (1,603)
Options written (53)
Forward currency exchange contracts 2,554
Other assets and liabilities denominated in foreign currencies 648
Change in net unrealized gain / loss 81,850
Net realized and unrealized gain / loss 69,413
INCREASE IN NET ASSETS FROM OPERATIONS $ 83,792

T. ROWE PRICE International Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 14,379 $ 30,294
Net realized loss (12,437) (39,859)
Change in net unrealized gain / loss 81,850 (38,235)
Increase (decrease) in net assets from
operations 83,792 (47,800)
Distributions to shareholders
Net earnings
Investor Class (3,308) –
Advisor Class (22) –
I Class (8,878) –
Z Class (1,874) –
Tax return of capital – –
Investor Class – (6,531)
Advisor Class – (45)
I Class – (14,817)
Z Class – (7,688)
Decrease in net assets from distributions (14,082) (29,081)
Capital share transactions
*
Shares sold
Investor Class 40,751 23,286
Advisor Class 493 398
I Class 54,383 95,196
Z Class 52 5,355
Distributions reinvested
Investor Class 3,156 6,250
Advisor Class 21 45
I Class 8,484 14,213
Z Class 1,856 7,678
Shares redeemed
Investor Class (33,772) (68,694)
Advisor Class (91) (1,043)
I Class (27,527) (49,513)
Z Class (109,354) (103,142)
Decrease in net assets from capital share
transactions (61,548) (69,971)

T. ROWE PRICE International Bond Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Net Assets
Increase (decrease) during period 8,162 (146,852)
Beginning of period 828,344 975,196
End of period $ 836,506 $ 828,344
*Share information (000s)
Shares sold
Investor Class 5,664 3,298
Advisor Class 70 58
I Class 7,676 13,501
Z Class 7 757
Distributions reinvested
Investor Class 443 888
Advisor Class 3 7
I Class 1,190 2,015
Z Class 264 1,091
Shares redeemed
Investor Class (4,742) (9,742)
Advisor Class (13) (151)
I Class (3,900) (7,002)
Z Class (15,835) (14,847)
Decrease in shares outstanding (9,173) (10,127)

T. ROWE PRICE International Bond Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Bond
Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide current income and capital appreciation. The fund has four classes of shares: the International
Bond Fund (Investor Class), the International Bond Fund–Advisor Class
(Advisor Class), the International Bond Fund–I Class (I Class) and the
International Bond Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by
T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities

T. ROWE PRICE International Bond Fund

are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as

T. ROWE PRICE International Bond Fund

may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE International Bond Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service

T. ROWE PRICE International Bond Fund

or independent swap dealers.  Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 757,469 $ — $ 757,469
Short-Term Investments 58,091 8,938 — 67,029
Securities Lending Collateral 5,032 — — 5,032
Options Purchased — 1,499 — 1,499
Total Securities 63,123 767,906 — 831,029
Swaps* — 2,010 — 2,010
Forward Currency Exchange
Contracts — 7,196 — 7,196
Futures Contracts* 439 — — 439
Total $ 63,562 $ 777,112 $ — $ 840,674
Liabilities
Swaps* $ — $ 1,548 $ — $ 1,548
Forward Currency Exchange
Contracts — 10,790 — 10,790
Futures Contracts* 501 — — 501
Total $ 501 $ 12,338 $ — $ 12,839
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds, Municipal
Securities and Non-U.S. Government Mortgage-Backed Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.

T. ROWE PRICE International Bond Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 3
Interest rate derivatives Centrally Cleared Swaps, Futures,
Securities^ 3,476
Foreign exchange derivatives Forwards, Securities^ 7,216
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 449
^
,*
Total $ 11,144
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 18
Interest rate derivatives Centrally Cleared Swaps, Futures 1,301
Foreign exchange derivatives Forwards 10,790
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 730
Total $ 12,839
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE International Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (1) $ (1)
Interest rate
derivatives 230 — 264 — 1,530 2,024
Foreign
exchange
derivatives (288) 150 — (1,718) — (1,856)
Credit
derivatives (111) 88 — — (1,289) (1,312)
Total $ (169) $ 238 $ 264 $ (1,718) $ 240 $ (1,145)
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 79 $ 79
Interest rate
derivatives 79 — 221 — (1,499) (1,199)
Foreign
exchange
derivatives (305) — — 2,554 — 2,249
Credit
derivatives (33) (53) — — (183) (269)
Total $ (259) $ (53) $ 221 $ 2,554 $ (1,603) $ 860
^ Options purchased are reported as securities.

T. ROWE PRICE International Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the

T. ROWE PRICE International Bond Fund

fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets.
For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30, 2025, cash of $6,225,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

T. ROWE PRICE International Bond Fund

The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the
($000s)
Gross Value on
Statements of
Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received)
by Fund
Loss
Exposure,
After
Collateral*
(not less
than $0)
Counterparty Assets Liabilities
Bank of America $ 787 $ (1,312) $ (525) $ 300 $ —
Barclays Bank 244 (1,866) (1,622) 2,014 392
BNP Paribas 39 (773) (734) 742 8
BNY Mellon — (47) (47) — —
Canadian Imperial
Bank of Commerce 10 (121) (111) — —
Citibank 3,022 (643) 2,379 (2,420) —
Deutsche Bank 21 (77) (56) — —
Goldman Sachs 388 (813) (425) 270 —
HSBC Bank 69 (591) (522) 335 —
JPMorgan Chase 522 (297) 225 (284) —
Morgan Stanley 18 (256) (238) (34) —
RBC Dominion
Securities 420 (451) (31) — —
Societe Generale 11 (147) (136) — —
Standard Chartered 33 — 33 — 33
State Street 891 (374) 517 (330) 187
Toronto-Dominion
Bank — (45) (45) — —
UBS Investment
Bank 639 (2,568) (1,929) 1,910 —
Wells Fargo 1,641 (442) 1,199 (1,160) 39
Total $ 8,755 $ (10,823)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE International Bond Fund

fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended June 30, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 47% and 53% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is

T. ROWE PRICE International Bond Fund

closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 10% and 17% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations.
In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and

T. ROWE PRICE International Bond Fund

credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended June 30, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 6% and 40% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the

T. ROWE PRICE International Bond Fund

terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of June 30, 2025, the notional amount of protection sold by the fund totaled $38,156,000 (4.6% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE International Bond Fund

During the six months ended June 30, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 29% and
35% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to

T. ROWE PRICE International Bond Fund

changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
June 30, 2025, the value of loaned securities was $4,838,000; the value of cash collateral and related investments was $5,032,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $265,626,000 and $305,713,000, respectively, for the six months ended June 30, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2024, the fund had
$92,819,000 of available capital loss carryforwards.

T. ROWE PRICE International Bond Fund

At June 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $810,531,000. Net unrealized gain aggregated
$18,052,000 at period-end, of which $54,633,000 related to appreciated investments and $36,581,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Prior to
May 1, 2025, Price Associates had entered into a sub-advisory agreement(s)
with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2025, the effective annual group fee rate was 0.28%.

T. ROWE PRICE International Bond Fund

The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may

T. ROWE PRICE International Bond Fund

only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended June 30, 2025 as indicated
in the table below. Including these amounts, expenses previously waived/
paid by Price Associates in the amount of $1,744,000 remain subject to repayment by the fund at June 30, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the six months ended June 30, 2025, expenses incurred pursuant to these service agreements were $65,000 for Price Associates; $279,000 for T. Rowe Price Services, Inc.;
and $3,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.67% 1.09% 0.05% 0.00%
Expense limitation date 02/28/27 02/28/27 02/28/27 N/A
(Waived)/repaid during the
period ($000s) $(222) $(3) $(56) $(257)

T. ROWE PRICE International Bond Fund

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended June 30, 2025, the fund was charged $3,000 for shareholder servicing costs related to the college savings plans, of which $1,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
June 30, 2025, approximately 4% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2025, approximately 4% of the I Class's and 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of June 30, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 7,117 shares of the Z Class, representing less than 1% of the Z Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange

T. ROWE PRICE International Bond Fund

Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot

T. ROWE PRICE International Bond Fund

be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE International Bond Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 12–13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory
Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory Contract. The
independent directors were assisted in their evaluation of the Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
The Adviser had entered into an investment subadvisory agreement (TRPHK
Subadvisory Contract) with T. Rowe Price Hong Kong Limited (TRPHK) on behalf of the fund. However, at the Meeting, the Board was presented with information explaining that investment management services would no longer be provided to the fund by TRPHK and the Adviser was not seeking continuation of the TRPHK
Subadvisory Contract. As a result, the Board approved terminating the TRPHK
Subadvisory Contract with respect to the fund at the end of its term on April 30,
2025.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

T. ROWE PRICE International Bond Fund

Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the
Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The
Board noted that, as of December 31, 2024, the fund lagged its benchmark for most performance periods and the fund’s total returns ranked in the 4th quartile for most periods when compared to performance peer groups selected by third-
party data providers. The Adviser provided the Board with information addressing the fund’s performance relative to its benchmarks and performance peers during the applicable periods, the primary reasons for such results, and efforts being
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE International Bond Fund

undertaken to improve performance. The Board considered the Adviser’s responses and its efforts and plans to improve the fund’s investment performance and noted
that it will continue to periodically review the fund’s performance. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the
Board noted that, effective January 1, 2024, the Adviser began using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The group fee schedule is graduated so the rate decreases as total
T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in T. Rowe
Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE International Bond Fund

The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
The fund also offers a Z Class, which serves as an underlying investment within certain T. Rowe Price fund of fund arrangements. The Adviser waives its advisory fee on the Z Class and waives or bears the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-
subsidization of the Z Class by other share classes of the fund. In that regard, the
Board noted that the Z Class operating expenses are covered by the all-inclusive fees charged by the investing T. Rowe Price fund of funds and that any Z Class operating expenses not covered by the investing T. Rowe Price funds of funds’ fees are paid by the Adviser and not by shareholders of any other share class of the fund.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE International Bond Fund

reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group,
Expense Universe, and Advisor Class Expense Group), and the fund’s total expenses ranked in the first quintile (Investor Class Expense Group, Expense
Universe, and Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE International Bond Fund

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENTS (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F76-051 8/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2025